Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	December 31, 2025		December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$402,783	$402,783	$270,166	$270,166
Restricted cash	$186	$186	$29,623	$29,623
Other investments	$10,483	$10,483	$12,289	$12,289
Amounts due from related parties, short-term	$1,720	$1,720	$36,620	$36,620
Amounts due from related parties, long-term	$7,142	$7,142	$—	$—
Amounts due to related parties, short-term	$(23,484)	$(23,484)	$—	$—
Senior unsecured bonds, net	$(294,392)	$(299,814)	$—	$—
Credit facilities and financial liabilities, including current portion, net	$(1,535,334)	$(1,557,238)	$(1,803,153)	$(1,827,384)
Fair value of derivatives, including current portion	$(2,261)	$(2,261)	$—	$—

Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2025 and December 31, 2024.

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$402,783	$402,783	$—	$—
Restricted cash	$186	$186	$—	$—
Other investments	$10,483	$10,483	$—	$—
Amounts due from related parties, short-term	$1,720	$—	$1,720	$—
Amounts due from related parties, long-term	$7,142	$—	$7,142	$—
Amounts due to related parties, short-term	$(23,484)	$—	$(23,484)	$—
Senior unsecured bonds, net	$(299,814)	$(299,814)	$—	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,557,238)	$—	$(1,557,238)	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$270,166	$270,166	$—	$—
Restricted cash	$29,623	$29,623	$—	$—
Other investments	$12,289	$12,289	$—	$—
Amounts due from related parties, short-term	$36,620	$—	$36,620	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,827,384)	$—	$(1,827,384)	$—

(1) The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair Value of Vessel Measured at Fair Value on a Non-recurring Basis

As at September 30, June 30 and March 31, 2025, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis was categorized based upon the applicable fair value hierarchy. The fair value as at September 30 and March 31, 2025 was determined based on the concluded sale price and the fair value as at June 30, 2025 was determined based on a third party valuation report.

	Fair Value Measurements as at September 30, 2025
	Total	Level I	Level II	Level III
Vessels, net	$8,245	$—	$8,245	$—

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$30,000	$—	$30,000	$—

	Fair Value Measurements as at March 31, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$8,051	$—	$8,051	$—

As at December 31, 2024 and June 30, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis, was based on the third party valuation reports and was categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Vessels, net	$21,250	$—	$21,250	$—

	Fair Value Measurements as at June 30, 2024
	Total	Level I	Level II	Level III
Vessels, net	$25,510	$—	$25,510	$—

Fair Value Measurements - Summary of Terms of Swap Transaction and Respective Fair Value Amount

Derivative liabilities:

Effective date	Termination date	Notional amount on effective date	Fixed rate	Fair value as at December 31, 2025 (Level II)
1/27/2025	3/26/2029	$87,860	4.12%	$(2,261)
Total fair value of derivatives, including current portion				$(2,261)

Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss

	Amount recognized in other comprehensive loss
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Unrealized loss on cash flow hedges	$(2,261)	$—	$—
Total other comprehensive loss	$(2,261)	$—	$—